INTANGIBLE ASSETS (Details) (USD $)	3 Months Ended			9 Months Ended	12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Dec. 31, 2013	Mar. 31, 2013	Mar. 31, 2012
Intangible Assets, Begining balance			$ 694,426	$ 694,426	$ 642,848	$ 597,556
Costs Capitalized During Current Quarter	617	5,601,082	18,498	5,620,197	51,578	45,291
Amortization of Intangible Assets During Current Quarter	0	0	0	0	0	0
Impairment of Intangible Assets, Finite-lived					0	0
Less: Accumulated Amortization	0			0	0	0
Intangible Assets, Ending balance	6,314,621			6,314,621	694,426	642,848
Patent Application Cost [Member]
Intangible Assets, Begining balance			244,424	244,424	192,848	147,556
Costs Capitalized During Current Quarter	617	3,765	18,498	22,880	51,578	45,292
Amortization of Intangible Assets During Current Quarter	0	0	0	0	0	0
Impairment of Intangible Assets, Finite-lived					0	0
Intangible Assets, Ending balance	267,304			267,304	244,424	192,848
ANDA Acquisition Cost [Member]
Intangible Assets, Begining balance			450,000	450,000	450,000	450,000
Costs Capitalized During Current Quarter	0	5,597,317	0	5,597,317		0
Amortization of Intangible Assets During Current Quarter	0	0	0	0	0	0
Impairment of Intangible Assets, Finite-lived					0	0
Intangible Assets, Ending balance	6,047,317			6,047,317	450,000	450,000
Trademarks [Member]
Intangible Assets, Ending balance						$ 0